Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segments
Revenue	€ 788,373	€ 796,967	€ 781,426
Cost of revenue	(674,152)	(682,086)	(606,375)
Gross profit	114,221	114,881	175,051
Operating income and (expenses)
Research and development	(37,509)	(50,857)	(68,529)
Selling, general and administrative expenses	(175,970)	(188,201)	(169,610)
Impairment/Reversal of impairment of intangible assets			(5,011)
Other operating income	65,599	52,700	64,793
Other operating expenses	(21,924)	(16,116)	(44,202)
Reorganization costs	(633)	(54,930)	0
Total operating income (expenses)	(170,438)	(257,403)	(222,558)
Operating income (loss)	(56,217)	(142,522)	(47,507)
Revenue from contributions	11,294	14,450	9,417
Discovery & Preclinical Development
Segments
Revenue	528,930	611,394	672,977
Operating income and (expenses)
Revenue from contributions	11,294	12,308	8,461
Just - Evotec Biologics
Segments
Revenue	259,443	185,573	108,449
Operating income and (expenses)
Revenue from contributions		2,142	956
Operating segments | Discovery & Preclinical Development
Segments
Cost of revenue	(482,470)	(509,361)	(492,674)
Gross profit	46,811	102,192	180,303
Operating income and (expenses)
Research and development	(37,454)	(51,146)	(68,529)
Selling, general and administrative expenses	(133,248)	(158,915)	(143,167)
Impairment/Reversal of impairment of intangible assets			108
Other operating income	61,370	49,802	62,524
Other operating expenses	(11,327)	(13,924)	(39,361)
Reorganization costs	(633)	(54,179)
Total operating income (expenses)	(121,294)	(228,362)	(188,425)
Operating income (loss)	(74,482)	(126,170)	(8,122)
Depreciation expense	65,291	70,753	64,349
Amortisation expense	9,478	6,484	6,946
Operating segments | Just - Evotec Biologics
Segments
Cost of revenue	(192,161)	(173,068)	(113,701)
Gross profit	67,426	13,553	(5,252)
Operating income and (expenses)
Research and development	(72)	(576)
Selling, general and administrative expenses	(42,722)	(29,286)	(26,442)
Impairment/Reversal of impairment of intangible assets			(5,119)
Other operating income	4,230	2,899	2,269
Other operating expenses	(10,597)	(2,192)	(4,841)
Reorganization costs		(751)
Total operating income (expenses)	(49,161)	(29,906)	(34,133)
Operating income (loss)	18,265	(16,353)	(39,385)
Depreciation expense	24,707	24,404	€ 21,685
Intersegment eliminations
Segments
Revenue	(496)	(1,208)
Cost of revenue	479	344
Gross profit	(17)	(865)
Operating income and (expenses)
Research and development	17	865
Total operating income (expenses)	17	865
Intersegment eliminations | Discovery & Preclinical Development
Segments
Revenue	(352)	(160)
Intersegment eliminations | Just - Evotec Biologics
Segments
Revenue	€ (144)	€ (1,049)